UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910

Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 to November 30, 2014

Item 1.                      Schedule of Investments.
Attached hereto.

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 32.6%
Industrial & Commercial Bank of China Ltd. — Class H	3,637,973	$2,467,535
China Construction Bank Corp. — Class H	3,237,978	2,455,101
Bank of China Ltd. — Class H	4,118,965	2,124,547
China Life Insurance Company Ltd. — Class H	446,995	1,553,387
Bank of Communications Company Ltd. — Class H	1,239,993	1,028,131
Ping An Insurance Group Company of China Ltd. — Class H	118,500	993,994
China Overseas Land & Investment Ltd.	239,995	721,068
Agricultural Bank of China Ltd. — Class H	1,435,982	681,420
China Merchants Bank Company Ltd. — Class H	275,493	570,525
PICC Property & Casualty Company Ltd. — Class H	259,995	523,678
China Pacific Insurance Group Company Ltd. — Class H	116,600	488,652
China Minsheng Banking Corporation Ltd. — Class H	386,990	425,165
China CITIC Bank Corporation Ltd. — Class H	472,993	351,924
China Resources Land Ltd.	115,999	293,176
People's Insurance Company Group of China Ltd. — Class H	433,000	209,939
Haitong Securities Company Ltd. — Class H	89,600	190,638
Country Garden Holdings Company Ltd.	429,873	179,599
Shimao Property Holdings Ltd.	74,999	179,495
China Taiping Insurance Holdings Company Ltd.*	61,000	157,318
CITIC Securities Company Ltd. — Class H	52,001	152,550
New China Life Insurance Company Ltd. — Class H	30,300	137,337
Sino-Ocean Land Holdings Ltd.	228,493	137,007
China Everbright Ltd.	50,000	115,925
Evergrande Real Estate Group Ltd.1	273,994	111,294
Longfor Properties Company Ltd.	76,499	102,985
Sunac China Holdings Ltd.1	107,000	99,480
Shanghai Industrial Holdings Ltd.	29,000	89,375
SOHO China Ltd.	115,499	87,425
Chongqing Rural Commercial Bank Company Ltd. — Class H	152,994	86,608
Far East Horizon Ltd.	92,000	85,653
Yuexiu Property Company Ltd.	407,992	81,546
China South City Holdings Ltd.1	158,000	81,292
Guangzhou R&F Properties Company Ltd. — Class H	62,000	76,591
KWG Property Holding Ltd.	77,815	60,707
Agile Property Holdings Ltd.	92,000	54,215
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 32.6% (continued)
Shui On Land Ltd.	206,493	$51,390
Poly Property Group Company Ltd.	118,999	50,024
Greentown China Holdings Ltd.1	48,000	48,464
Franshion Properties China Ltd.*	161,998	45,748
Kaisa Group Holdings Ltd.1	113,999	44,100
Shenzhen Investment Ltd.	131,999	39,149
E-House China Holdings Ltd. ADR1	3,993	37,934
Hopson Development Holdings Ltd.*	38,000	35,770
Renhe Commercial Holdings Company Ltd.*	661,991	30,731
Yanlord Land Group Ltd.	34,000	29,474
China Overseas Grand Oceans Group Ltd.1	47,000	24,242
Glorious Property Holdings Ltd.*	152,996	22,491
Total Financial		17,614,799
Communications - 24.1%
Baidu, Inc. ADR*	14,692	3,601,156
Tencent Holdings Ltd.	210,900	3,372,224
China Mobile Ltd.	249,999	3,080,259
China Telecom Corporation Ltd. — Class H	831,981	504,230
Ctrip.com International Ltd. ADR*	7,774	420,418
China Unicom Hong Kong Ltd.	271,995	413,867
Vipshop Holdings Ltd. ADR*	16,630	380,162
Qihoo 360 Technology Company Ltd. ADR*,1	4,834	359,311
SINA Corp.*	3,966	150,510
Youku Tudou, Inc. ADR*,1	7,944	146,964
Bitauto Holdings Ltd. ADR*	1,455	134,093
SouFun Holdings Ltd. ADR	11,854	103,604
Sohu.com, Inc.*	1,827	92,464
ZTE Corp. — Class H1	38,440	91,998
China Communications Services Corp. Ltd. — Class H	165,993	80,910
21Vianet Group, Inc. ADR*,1	2,796	52,621
TCL Communication Technology Holdings Ltd.1	39,000	37,919
E-Commerce China Dangdang, Inc. — Class A ADR*,1	3,312	36,730
Total Communications		13,059,440
Energy - 11.2%
CNOOC Ltd.	964,990	1,411,088
PetroChina Company Ltd. — Class H	1,267,986	1,375,082
China Petroleum & Chemical Corp. — Class H	1,531,183	1,253,773
China Shenhua Energy Company Ltd. — Class H	203,996	580,026
China Longyuan Power Group Corporation Ltd. — Class H	201,998	217,236
Kunlun Energy Company Ltd.	189,994	205,551
China Oilfield Services Ltd. — Class H	109,999	193,758
GCL-Poly Energy Holdings Ltd.*,1	631,995	171,955

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 11.2% (continued)
China Coal Energy Company Ltd. — Class H	245,993	$153,528
Yanzhou Coal Mining Company Ltd. — Class H	119,999	102,282
Sinopec Engineering Group Company Ltd. — Class H	71,000	62,257
Beijing Jingneng Clean Energy Co. Ltd. — Class H	120,000	59,110
Trina Solar Ltd. ADR*,1	5,376	53,921
Shougang Fushan Resources Group Ltd.1	206,000	49,408
Sinopec Kantons Holdings Ltd.	60,000	48,897
CIMC Enric Holdings Ltd.	34,000	34,899
United Energy Group Ltd.*	237,994	34,679
China Suntien Green Energy Corporation Ltd. — Class H	95,000	22,540
Anton Oilfield Services Group/Hong Kong	60,000	15,706
SPT Energy Group, Inc.	56,000	14,442
Hilong Holding Ltd.	39,000	11,768
Total Energy		6,071,906
Consumer, Non-cyclical - 8.1%
Want Want China Holdings Ltd.1	411,993	540,825
Hengan International Group Company Ltd.	47,501	514,825
China Mengniu Dairy Company Ltd.	73,999	300,099
Tingyi Cayman Islands Holding Corp.	113,999	271,069
Sihuan Pharmaceutical Holdings Group Ltd.	341,988	255,775
Sinopharm Group Company Ltd. — Class H	60,001	223,601
New Oriental Education & Technology Group ADR*	7,897	174,681
Sino Biopharmaceutical Ltd.	175,995	174,066
Mindray Medical International Ltd. ADR	5,378	161,716
Tsingtao Brewery Company Ltd. — Class H	22,000	154,468
WuXi PharmaTech Cayman, Inc. ADR*	4,297	147,430
COSCO Pacific Ltd.	100,000	135,912
China Medical System Holdings Ltd.	72,495	123,209
CSPC Pharmaceutical Group Ltd.	128,000	113,888
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	112,001	99,219
Zhejiang Expressway Company Ltd. — Class H	85,999	96,257
Uni-President China Holdings Ltd.	108,000	95,118
Shenzhen International Holdings Ltd.	58,249	87,430
Jiangsu Expressway Company Ltd. — Class H	74,000	83,876
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 8.1% (continued)
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	20,500	$73,488
TAL Education Group ADR*	2,390	73,421
China Agri-Industries Holdings Ltd.	134,999	52,398
Tong Ren Tang Technologies Company Ltd. — Class H1	36,000	49,579
China Modern Dairy Holdings Ltd.*,1	141,989	45,773
51job, Inc. ADR*	1,182	43,439
CP Pokphand Company Ltd.	403,993	42,718
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H1	14,000	42,424
China Yurun Food Group Ltd.*,1	82,000	37,114
China Shineway Pharmaceutical Group Ltd.	19,000	32,291
Wumart Stores, Inc. — Class H1	31,000	29,101
Vinda International Holdings Ltd.	16,000	24,428
China Huiyuan Juice Group Ltd.*	54,500	22,840
Biostime International Holdings Ltd.	9,500	22,687
Shenguan Holdings Group Ltd.	70,000	20,219
Anxin-China Holdings Ltd.*,1	140,000	12,276
Total Consumer, Non-cyclical		4,377,660
Consumer, Cyclical - 6.8%
Belle International Holdings Ltd.	282,993	321,492
Great Wall Motor Company Ltd. — Class H	62,000	312,599
Dongfeng Motor Group Company Ltd. — Class H	172,000	261,715
Byd Company Ltd. — Class H	36,000	218,414
Brilliance China Automotive Holdings Ltd.	123,996	211,377
Haier Electronics Group Company Ltd.	68,000	189,839
China Resources Enterprise Ltd.	72,000	150,220
Sun Art Retail Group Ltd.1	131,499	149,388
Geely Automobile Holdings Ltd.	299,993	130,364
Guangzhou Automobile Group Company Ltd. — Class H	131,999	124,935
Shenzhou International Group Holdings Ltd.	33,999	113,111
Weichai Power Company Ltd. — Class H	29,400	111,459
GOME Electrical Appliances Holding Ltd.1	701,991	103,194
ANTA Sports Products Ltd.1	47,000	97,333
Air China Ltd. — Class H	121,999	93,604
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	39,200	93,413
Minth Group Ltd.	40,000	83,972
Xinyi Glass Holdings Ltd.1	139,999	75,099
Skyworth Digital Holdings Ltd.	115,999	64,768
China Eastern Airlines Corp. Ltd. — Class H*,1	114,000	57,037

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 6.8% (continued)
Home Inns & Hotels Management, Inc. ADR*	1,822	$56,227
China Travel International Investment Hong Kong Ltd.	147,999	51,146
Digital China Holdings Ltd.	54,000	50,275
Intime Retail Group Company Ltd.	61,500	48,692
China Southern Airlines Co. Ltd. — Class H	102,000	46,429
REXLot Holdings Ltd.1	499,993	43,197
China Lodging Group Ltd. ADR*	1,680	41,983
Zhongsheng Group Holdings Ltd.	39,500	40,188
China Dongxiang Group Company Ltd.1	202,000	38,551
Golden Eagle Retail Group Ltd.	29,000	35,301
Li Ning Company Ltd.*	66,500	33,614
Baoxin Auto Group Ltd.	44,000	30,014
Bosideng International Holdings Ltd.	177,999	27,084
Dah Chong Hong Holdings Ltd.	47,000	26,848
China ZhengTong Auto Services Holdings Ltd.	52,000	26,151
Springland International Holdings Ltd.	65,996	25,190
Ajisen China Holdings Ltd.	32,000	23,149
Parkson Retail Group Ltd.1	84,000	23,072
Hengdeli Holdings Ltd.	117,199	22,669
Hisense Kelon Electrical Holdings Company Ltd. — Class H*	27,000	22,352
Newocean Energy Holdings Ltd.1	58,000	22,138
Total Consumer, Cyclical		3,697,603
Industrial - 6.4%
China Communications Construction Company Ltd. — Class H	264,993	265,165
Anhui Conch Cement Company Ltd. — Class H1	78,000	264,023
AAC Technologies Holdings, Inc.	44,482	261,844
China Everbright International Ltd.	163,999	252,501
China National Building Material Company Ltd. — Class H	171,998	168,117
China Railway Group Ltd. — Class H	228,993	165,950
Yangzijiang Shipbuilding Holdings Ltd.	170,000	159,762
China State Construction International Holdings Ltd.	99,999	151,901
Zhuzhou CSR Times Electric Company Ltd. — Class H††	32,999	141,911
China Railway Construction Corporation Ltd. — Class H	102,999	118,339
CSR Corporation Ltd. — Class H††	111,999	113,949
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 6.4% (continued)
Shanghai Electric Group Company Ltd. — Class H	179,998	$107,929
AviChina Industry & Technology Company Ltd. — Class H	143,999	101,570
China International Marine Containers Group Co. Ltd. — Class H	36,800	83,802
Haitian International Holdings Ltd.	39,000	82,979
China COSCO Holdings Company Ltd. — Class H*	156,999	77,134
China Resources Cement Holdings Ltd.	104,000	71,345
Beijing Capital International Airport Company Ltd. — Class H	90,000	70,329
Sunny Optical Technology Group Company Ltd.	39,000	68,897
China Shipping Container Lines Company Ltd. — Class H*,1	224,994	66,149
BBMG Corp. — Class H	72,500	59,926
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	89,199	53,139
China Shipping Development Co. Ltd. — Class H*	78,000	50,692
Metallurgical Corporation of China Ltd. — Class H	168,999	48,161
China Shanshui Cement Group Ltd.1	124,999	47,711
China High Speed Transmission Equipment Group Co. Ltd.*	62,000	42,133
China Zhongwang Holdings Ltd.1	87,199	39,467
Dongfang Electric Corporation Ltd. — Class H1	21,000	38,019
SITC International Holdings Company Ltd.	68,000	37,617
Guangshen Railway Company Ltd. — Class H	84,000	36,286
China Rongsheng Heavy Industries Group Holdings Ltd.*,1	263,494	36,016
China Machinery Engineering Corp. — Class H	45,000	33,133
China Lesso Group Holdings Ltd.	57,000	31,605
Harbin Electric Company Ltd. — Class H	44,000	27,518
Kingboard Laminates Holdings Ltd.	67,500	27,505
Lonking Holdings Ltd.	118,999	23,478
Yingli Green Energy Holding Company Ltd. ADR*,1	7,877	21,819
NVC Lighting Holding Ltd.†††,1,3	115,999	–
Total Industrial		3,447,821
Utilities - 3.7%
China Resources Power Holdings Company Ltd.	107,999	314,735
China Gas Holdings Ltd.	135,999	253,936

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Utilities - 3.7% (continued)
Beijing Enterprises Holdings Ltd.	31,000	$247,440
Huaneng Power International, Inc. — Class H	207,994	243,800
Guangdong Investment Ltd.	171,998	237,315
Beijing Enterprises Water Group Ltd.*,1	269,993	185,566
China Resources Gas Group Ltd.	50,000	140,554
Datang International Power Generation Company Ltd. — Class H	201,996	113,566
Huadian Power International Corporation Ltd. — Class H	102,000	83,389
Huaneng Renewables Corporation Ltd. — Class H	209,992	76,361
China Power International Development Ltd.	145,999	72,858
China Oil & Gas Group Ltd.	259,993	39,225
Total Utilities		2,008,745
Technology - 3.2%
Lenovo Group Ltd.	379,995	533,119
NetEase, Inc. ADR	4,405	465,476
Hanergy Thin Film Power Group Ltd.*,1	1,152,000	289,671
Semiconductor Manufacturing International Corp.*	1,715,983	177,020
Kingsoft Corporation Ltd.1	37,000	88,648
TravelSky Technology Ltd. — Class H	58,000	65,068
Perfect World Company Ltd. ADR1	2,028	37,011
Ju Teng International Holdings Ltd.	54,000	28,201
NetDragon Websoft, Inc.	15,500	25,983
Total Technology		1,710,197
Basic Materials - 3.1%
CITIC Ltd.	329,000	573,576
Jiangxi Copper Company Ltd. — Class H	82,999	148,981
Huabao International Holdings Ltd.	116,999	103,647
Aluminum Corp. of China Ltd. — Class H*,1	235,994	102,553
Zijin Mining Group Company Ltd. — Class H	349,992	93,421
Nine Dragons Paper Holdings Ltd.	101,999	87,071
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Basic Materials - 3.1% (continued)
Lee & Man Paper Manufacturing Ltd.	129,999	$72,417
Kingboard Chemical Holdings Ltd.	36,300	67,873
Sinopec Shanghai Petrochemical Company Ltd. — Class H	207,998	64,639
China Molybdenum Co. Ltd. — Class H	78,000	50,190
Yingde Gases Group Company Ltd.	63,500	47,901
Angang Steel Company Ltd. — Class H	64,000	45,225
China Hongqiao Group Ltd.1	53,000	40,391
China BlueChemical Ltd. — Class H	105,999	38,408
Zhaojin Mining Industry Company Ltd. — Class H	54,000	28,271
Maanshan Iron & Steel Company Ltd. — Class H*,1	106,000	27,884
Dongyue Group Ltd.	63,000	24,128
Hunan Nonferrous Metal Corporation Ltd. — Class H*,††	100,000	24,113
China Precious Metal Resources Holdings Co. Ltd.*	205,994	21,250
Xingda International Holdings Ltd.	53,000	19,136
China Lumena New Materials Corp.*,†††,3	261,994	11,824
Total Basic Materials		1,692,899
Diversified - 0.7%
China Merchants Holdings International Company Ltd.	108,000	369,749
	–	–
Total Common Stocks
(Cost $52,285,071)		54,050,819
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 6.0%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	3,252,173	3,252,173
Total Securities Lending Fund
(Cost $3,252,173)		3,252,173
Total Investments - 105.9%
(Cost $55,537,244)		$57,302,992
Other Assets & Liabilities, net - (5.9)%		(3,192,401)
Total Net Assets - 100.0%		$54,110,591

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise stated —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.
3	Security was fair valued by the Valuation Committee at November 30, 2014. The total market value of fair valued securities amounts to $11,824 (cost $110,302) or less then 0.1% of total net assets.

ADR	American Depositary Receipt

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Communications - 48.4%
Baidu, Inc. ADR*	34,038	$8,343,053
Tencent Holdings Ltd.	461,715	7,382,676
Qihoo 360 Technology Company Ltd. ADR*	50,323	3,740,509
SINA Corp.*	56,485	2,143,606
Youku Tudou, Inc. ADR*,1	113,126	2,092,831
Bitauto Holdings Ltd. ADR*	20,731	1,910,569
YY, Inc. ADR*,1	23,869	1,824,785
SouFun Holdings Ltd. ADR1	168,824	1,475,522
Sohu.com, Inc.*	26,006	1,316,164
ZTE Corp. — Class H	538,619	1,289,074
21Vianet Group, Inc. ADR*,1	39,818	749,375
BYD Electronic International Company Ltd.	539,500	604,546
TCL Communication Technology Holdings Ltd.1	528,016	513,377
Coolpad Group Ltd.1	2,276,076	510,687
Comba Telecom Systems Holdings Ltd.	789,378	309,440
Phoenix New Media Ltd. ADR*	28,444	252,867
V1 Group Ltd.*,1	2,554,000	247,002
Renren, Inc. ADR*,1	82,024	235,409
China All Access Holdings Ltd.	596,029	232,109
China Public Procurement Ltd.*,1	6,824,000	228,787
Total Communications		35,402,388
Technology - 34.5%
Lenovo Group Ltd.	4,154,081	5,828,034
NetEase, Inc. ADR	54,380	5,746,335
Hanergy Thin Film Power Group Ltd.1	16,732,262	4,207,339
Semiconductor Manufacturing International Corp.*	24,444,375	2,521,663
Kingsoft Corporation Ltd.1	527,022	1,262,678
Travelsky Technology Ltd. — Class H	798,032	895,278
Shunfeng International Clean*	758,000	653,903
PAX Global Technology Ltd.*	554,000	609,364
Perfect World Company Ltd. ADR	28,886	527,170
Shanda Games Ltd. ADR*	80,088	524,577
Kingdee International Software Group Company Ltd.	1,300,040	425,803
Ju Teng International Holdings Ltd.	758,030	395,876
NetDragon Websoft, Inc.	228,512	383,063
Chinasoft International Ltd.*	998,008	328,165
NQ Mobile, Inc. ADR*,1	43,946	308,501
Changyou.com Ltd. ADR*,1	9,987	231,698
	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 34.5% (continued)
TPV Technology Ltd.	786,031	$206,770
China ITS Holdings Company Ltd.	994,000	147,402
Total Technology		25,203,619
Industrial - 8.8%
AAC Technologies Holdings, Inc.	410,506	2,416,455
Sunny Optical Technology Group Company Ltd.	582,000	1,028,162
Tech Pro Technology Development Ltd.*,1	1,048,806	711,376
Truly International Holdings Ltd.1	1,220,037	549,056
Wasion Group Holdings Ltd.	400,014	427,094
Hi Sun Technology China Ltd.*	1,545,048	404,442
Kingboard Laminates Holdings Ltd.	923,533	376,320
Yingli Green Energy Holding Company Ltd. ADR*,1	110,410	305,836
China Aerospace International Holdings Ltd.	1,616,054	212,556
Total Industrial		6,431,297
Energy - 5.5%
GCL-Poly Energy Holdings Ltd.*1	9,009,163	2,451,236
Trina Solar Ltd. ADR*,1	74,859	750,836
JinkoSolar Holding Company Ltd. ADR*,1	17,107	391,579
JA Solar Holdings Company Ltd. ADR*,1	31,878	276,701
ReneSola Ltd. ADR*,1	64,095	115,371
Total Energy		3,985,723
Basic Materials - 1.3%
Kingboard Chemical Holdings Ltd.	526,316	984,085
Consumer, Cyclical - 1.0%
Digital China Holdings Ltd.	776,033	722,496
Consumer, Non-cyclical - 0.3%
Anxin-China Holdings Ltd.*,1	2,132,054	186,950
Total Common Stocks
(Cost $64,363,879)		72,916,558
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 15.1%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	11,030,857	11,030,857
Total Securities Lending Fund
(Cost $11,030,857)		11,030,857
Total Investments - 114.9%
(Cost $75,394,736)		$83,947,415
Other Assets & Liabilities, net - (14.9)%		(10,859,005)
Total Net Assets - 100.0%		$73,088,410

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 97.3%
China - 35.4%
China Overseas Land & Investment Ltd.	44,000	$132,198
China Resources Land Ltd.	38,000	96,040
Shimao Property Holdings Ltd.	26,500	63,422
Country Garden Holdings Company Ltd.	149,000	62,251
Evergrande Real Estate Group Ltd.1	141,000	57,273
Sino-Ocean Land Holdings Ltd.	83,500	50,068
China Vanke Co., Ltd. — Class H*	24,100	49,349
Sunac China Holdings Ltd.	38,000	35,329
Longfor Properties Company Ltd.	24,500	32,983
Guangzhou R&F Properties Company Ltd. — Class H	21,600	26,683
SOHO China Ltd.	34,500	26,114
China South City Holdings Ltd.	48,000	24,696
Yuexiu Property Company Ltd.	116,000	23,185
KWG Property Holding Ltd.	28,000	21,844
Shui On Land Ltd.	76,500	19,039
Poly Property Group Company Ltd.	42,000	17,656
Agile Property Holdings Ltd.1	28,000	16,500
Franshion Properties China Ltd.	56,000	15,814
Kaisa Group Holdings Ltd.1	40,000	15,474
Hopson Development Holdings Ltd.*	16,000	15,061
Shenzhen Investment Ltd.	46,000	13,643
E-House China Holdings Ltd. ADR	1,349	12,816
Yuzhou Properties Company Ltd.	47,000	11,030
Renhe Commercial Holdings Company Ltd.*	218,000	10,120
Greentown China Holdings Ltd.	9,500	9,592
Hydoo International Holdings Ltd.	38,000	9,065
CIFI Holdings Group Company Ltd.	44,000	8,738
China Overseas Grand Oceans Group Ltd.	16,000	8,253
Beijing Capital Land Ltd. — Class H	22,000	8,000
Shanghai Industrial Urban Development Group Ltd.*	30,000	5,687
China SCE Property Holdings Ltd.*	29,000	5,422
Wanda Hotel Development Group*	20,000	5,158
C C Land Holdings Ltd.	27,000	5,153
Fantasia Holdings Group Company Ltd.	42,000	4,874
Total China		918,530
South Africa - 12.9%
Growthpoint Properties Ltd.	29,079	72,892
Redefine Properties Ltd.	57,566	52,634
Resilient Property Income Fund Ltd.	5,692	45,297
Capital Property Fund	33,269	38,851
	Shares	Value
COMMON STOCKS† - 97.3% (continued)
South Africa - 12.9% (continued)
Hyprop Investments Ltd.	3,431	$30,252
Attacq Ltd.*	11,533	23,648
Fountainhead Property Trust	24,110	17,897
Acucap Properties Ltd.	3,381	16,001
Emira Property Fund	10,071	15,216
SA Corporate Real Estate Fund Nominees Pty Ltd.	29,868	12,411
Vukile Property Fund Ltd.	6,418	10,563
Total South Africa		335,662
Philippines - 8.1%
Ayala Land, Inc.	116,100	87,905
SM Prime Holdings, Inc.	147,700	56,310
Megaworld Corp.	238,000	26,606
Robinsons Land Corp.	33,200	19,075
Vista Land & Lifescapes, Inc.	69,500	9,751
Belle Corp.	84,400	9,398
Total Philippines		209,045
Mexico - 7.2%
Fibra Uno Administracion S.A. de CV	31,700	106,687
Mexico Real Estate Management S.A. de CV*	12,800	22,764
PLA Administradora Industrial S de RL de CV*	8,200	17,698
Corp Inmobiliaria Vesta SAB de CV	6,200	12,592
Concentradora Fibra Hotelera Mexicana S.A. de CV	7,700	12,520
Concentradora Fibra Danhos S.A. de CV	4,200	10,727
Asesor de Activos Prisma SAPI de CV	4,200	4,820
Total Mexico		187,808
Thailand - 6.1%
Central Pattana PCL	27,400	39,638
Land & Houses PCL	62,200	18,754
CPN Retail Growth Leasehold Property Fund	33,000	16,482
Pruksa Real Estate PCL	13,900	13,335
Hemaraj Land and Development PCL	100,000	13,157
Bangkok Land PCL	206,500	12,201
Supalai PCL	12,600	10,361
Quality Houses PCL	77,800	9,667
WHA Corp PCL	8,200	9,303
LPN Development PCL	12,200	8,992
MBK PCL	14,500	6,801
Total Thailand		158,691
Brazil - 6.1%
BR Malls Participacoes S.A.	9,400	67,323
Multiplan Empreendimentos Imobiliarios S.A.	1,700	34,059
BR Properties S.A.	6,300	26,779
Iguatemi Empresa de Shopping Centers S.A.	1,200	11,972
Aliansce Shopping Centers S.A.	1,400	9,701
Lps Brasil Consultoria de Imoveis S.A.	1,200	4,332

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Brazil - 6.1% (continued)
Brasil Brokers Participacoes S.A.	3,000	$3,482
Total Brazil		157,648
Indonesia - 5.8%
Lippo Karawaci Tbk PT	380,400	36,313
Bumi Serpong Damai Tbk PT	177,700	25,773
Summarecon Agung Tbk PT	208,700	24,967
Ciputra Development Tbk PT	212,400	22,799
Pakuwon Jati Tbk PT	432,400	18,247
Alam Sutera Realty Tbk PT	228,500	10,485
Modernland Realty Tbk PT	174,200	7,494
Sentul City Tbk PT*	433,300	4,083
Total Indonesia		150,161
Taiwan, Province of China - 5.6%
Highwealth Construction Corp.	15,000	28,500
Ruentex Development Company Ltd.	17,000	26,505
Cathay No. 1 REIT	23,000	13,385
Cathay Real Estate Development Co., Ltd.	19,000	9,946
Huaku Development Co., Ltd.	5,000	8,741
Radium Life Tech Co., Ltd.	14,000	8,686
Chong Hong Construction Co., Ltd.	4,000	8,621
Prince Housing & Development Corp.	21,000	8,109
Farglory Land Development Company, Ltd.	7,000	7,905
Kindom Construction Corp.	7,000	6,288
Hung Sheng Construction Ltd.	10,000	6,059
Sinyi Realty, Inc.	5,000	5,824
KEE TAI Properties Co., Ltd.	9,000	5,380
Total Taiwan, Province of China		143,949
Malaysia - 3.9%
KLCCP Stapled Group	9,500	19,098
IGB Corp Bhd	17,700	15,227
UEM Sunrise Bhd	27,100	14,421
IGB Real Estate Investment Trust	35,600	13,998
SP Setia Bhd Group	13,100	12,587
Eastern & Oriental Bhd	13,400	10,102
Mah Sing Group Bhd	12,400	8,542
IJM Land Bhd	7,400	7,395
Total Malaysia		101,370
Turkey - 2.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	40,675	51,736
	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Turkey – 2.1% (continued)
Vakif Gayrimenkul Yatirim Ortakligi AS*	1,511	$1,936
Total Turkey		53,672
Egypt - 1.2%
Talaat Moustafa Group	22,000	31,477
Chile - 0.8%
Parque Arauco S.A.	10,914	21,643
Morocco - 0.7%
Douja Promotion Groupe Addoha S.A.	2,935	14,192
Alliances Developpement Immobilier S.A.	95	3,864
Total Morocco		18,056
Russian Federation - 0.6%
LSR Group GDR	3,612	8,362
Etalon Group Ltd. GDR	2,445	6,944
Total Russian Federation		15,306
Singapore - 0.5%
Yanlord Land Group Ltd.	12,000	10,403
Ying Li International Real Estate Ltd.*	18,000	3,590
Total Singapore		13,993
Poland - 0.3%
Globe Trade Centre S.A. *	4,573	8,385
Total Common Stocks
(Cost $2,436,338)		2,525,396
EXCHANGE TRADED FUNDS – 1.8%
United States - 1.8%
Market Vectors India Small-Cap Index ETF	575	27,152
Guggenheim China Real Estate ETF	900	19,710
Total Exchange Traded Funds
(Cost $44,346)		46,862

SECURITIES LENDING COLLATERAL†,2 - 3.6%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	94,668	94,668
Total Securities Lending Fund
(Cost $94,668)		94,668
Total Investments - 102.7%
(Cost $2,575,352)		$2,666,926
Other Assets & Liabilities, net - (2.7)%		(69,607)
Total Net Assets - 100.0%		$2,597,319

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
United States - 39.7%
SunEdison, Inc.*	1,719,485	$37,226,851
First Solar, Inc.*,1	513,548	25,061,142
SolarCity Corp.*,1	401,204	22,066,219
SunPower Corp. — Class A*	539,629	15,195,953
TerraForm Power, Inc. — Class A1	340,225	11,278,459
Advanced Energy Industries, Inc.*	402,211	8,217,171
Enphase Energy, Inc.*,1	485,410	5,101,659
Total United States		124,147,454
Cayman Islands – 27.9%
GCL-Poly Energy Holdings Ltd.*,1	80,636,348	21,939,741
Xinyi Solar Holdings Ltd.1	43,554,000	12,524,232
Shunfeng International Clean*	11,990,000	10,343,404
Trina Solar Ltd. ADR*,1	1,015,157	10,182,025
JinkoSolar Holding Company Ltd. ADR*,1	330,965	7,575,789
Yingli Green Energy Holding Company Ltd. ADR*,1	2,435,691	6,746,864
JA Solar Holdings Company Ltd. ADR*,1	776,949	6,743,917
Daqo New Energy Corp.*,1	140,969	4,229,070
Comtec Solar Systems Group Ltd.*	25,904,000	3,841,341
Hanwha SolarOne Co. Ltd.*,1	1,812,360	3,062,888
Total Cayman Islands		87,189,271
Bermuda - 13.3%
Hanergy Thin Film Power Group Ltd.*,1	134,427,069	33,801,777
	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Bermuda - 13.3% (continued)
China Singyes Solar Technologies Holdings Ltd.*	4,484,245	$7,551,804
Total Bermuda		41,353,581
Norway - 6.2%
REC Solar ASA*	692,345	10,129,444
REC Silicon ASA*,1	26,349,088	9,086,606
Total Norway		19,216,050
Canada - 4.0%
Canadian Solar, Inc.*,1	399,015	9,692,074
5N Plus, Inc.*	1,385,782	2,904,643
Total Canada		12,596,717
Switzerland - 3.3%
Meyer Burger Technology AG*,1	1,283,781	10,192,968
United Kingdom - 2.2%
Abengoa Yield plc1	243,918	6,878,488
Germany - 1.8%
SMA Solar Technology AG*,1	216,624	5,707,596
British Virgin Islands - 1.1%
ReneSola Ltd. ADR*,1	1,958,167	3,524,701
Total Common Stocks
(Cost $357,732,360)		310,806,826
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 48.6%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	151,760,048	151,760,048
Total Securities Lending Fund
(Cost $151,760,048)		151,760,048
Total Investments - 148.1%
(Cost $509,492,408)		$462,566,874
Other Assets & Liabilities, net - (48.1)%		(150,198,782)
Total Net Assets - 100.0%		$312,368,092

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Company
plc	Public Limited Company

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
United States - 30.5%
American Water Works Company, Inc.	378,960	$20,103,828
Danaher Corp.	222,085	18,557,423
Xylem, Inc.	366,296	14,043,788
IDEX Corp.	160,553	12,332,075
Aqua America, Inc.	374,795	9,962,051
Tetra Tech, Inc.	135,897	3,693,680
Watts Water Technologies, Inc. — Class A	57,035	3,448,336
Itron, Inc.*	78,692	3,179,157
Mueller Water Products, Inc. — Class A	320,240	3,039,077
Franklin Electric Company, Inc.	79,159	2,973,212
American States Water Co.	81,884	2,856,933
California Water Service Group	101,121	2,535,103
Lindsay Corp.1	25,525	2,244,413
Calgon Carbon Corp.*	106,691	2,177,563
Badger Meter, Inc.	28,954	1,595,076
Aegion Corp. — Class A*	79,035	1,505,617
Gorman-Rupp Co.1	37,912	1,186,646
Connecticut Water Service, Inc.	23,481	818,313
Advanced Drainage Systems, Inc.	28,556	671,352
Nuverra Environmental Solutions, Inc.*,1	32,160	293,621
Total United States		107,217,264
United Kingdom - 17.7%
United Utilities Group plc	1,442,412	20,454,251
Severn Trent plc	504,094	16,128,191
Pennon Group plc	826,895	11,583,411
Halma plc	757,692	7,950,112
Rotork plc	173,971	5,996,567
Total United Kingdom		62,112,532
Switzerland - 9.0%
Geberit AG	75,790	26,477,337
Sulzer AG1	47,402	5,308,434
Total Switzerland		31,785,771
France - 8.7%
Veolia Environnement S.A.*	983,246	17,975,818
Suez Environnement Co.	701,592	12,472,358
Total France		30,448,176
Ireland - 7.0%
Pentair plc	386,107	24,984,983
China - 4.9%
China Everbright International Ltd.	5,786,000	8,908,426
Guangdong Investment Ltd.	6,072,000	8,377,872
Total China		17,286,298
Sweden - 3.6%
Alfa Laval AB	626,215	12,487,444
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Netherlands - 2.7%
Aalberts Industries N.V.	192,901	$5,425,228
Arcadis N.V.	129,455	4,052,378
Total Netherlands		9,477,606
Japan - 2.6%
Kurita Water Industries Ltd.	227,000	4,712,710
Ebara Corp.	984,000	4,211,754
Torishima Pump Manufacturing Co. Ltd.1	50,900	360,248
Total Japan		9,284,712
South Korea - 2.5%
Coway Company Ltd.	112,569	8,778,340
Austria - 2.2%
Andritz AG	145,973	7,908,729
Bermuda - 2.1%
Beijing Enterprises Water Group Ltd.1	9,526,000	6,547,206
China Water Affairs Group Ltd.1	1,684,000	907,688
Total Bermuda		7,454,894
Israel - 1.7%
Israel Chemicals Ltd.	864,806	5,902,053
Italy - 1.6%
Hera SpA	1,291,855	3,295,064
Interpump Group SpA	161,552	2,217,400
Total Italy		5,512,464
Brazil - 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR1	722,925	5,349,645
Singapore - 0.8%
United Envirotech Ltd.	1,410,000	1,752,359
SIIC Environment Holdings Ltd.*	7,267,000	947,748
Total Singapore		2,700,107
Spain - 0.7%
Fomento de Construcciones y Contratas S.A.*,1	118,487	2,320,552
Cayman Islands - 0.1%
China Water Industry Group*	2,113,771	408,853
Total Common Stocks
(Cost $279,300,173)		351,420,423
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 3.1%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	10,886,793	10,886,793
Total Securities Lending Fund
(Cost $10,886,793)		10,886,793
Total Investments - 103.0%
(Cost $290,186,966)		$362,307,216
Other Assets & Liabilities, net - (3.0)%		(10,471,006)
Total Net Assets - 100.0%		$351,836,210

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 3.
1	All or portion of this security is on loan at November 30, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to:

(i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments as of November 30, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim China All-Cap ETF	$57,011,195	$279,973	$11,824	$57,302,992
Guggenheim China Technology ETF	83,947,415	-	-	83,947,415
Guggenheim Emerging Markets Real Estate ETF	2,666,926	-	-	2,666,926
Guggenheim Solar ETF	462,566,874	-	-	462,566,874
Guggenheim S&P Global Water Index ETF	362,307,216	-	-	362,307,216

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 11/30/14	Valuation Technique	Unobservable Inputs
Guggenheim China All-Cap ETF	Common Stocks	$11,824	Last Trade with Adjustment	0%-87% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China All-Cap ETF
Transfer from Level 1 into Level 2 Transfer from Level 2 into Level 3	$279,973 -*

*  Market value is less than minimum amount disclosed.

The transfer from Level 1 to Level 2 and the transfer from Level 2 to Level 3 are the result of securities being halted on the principal exchange on which they trade.

Except for Guggenheim China All-Cap ETF, there were no transfers between levels for the Funds for the period ended November 30, 2014.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China All-Cap ETF
Beginning Balance	$15,888
Change in Unrealized Gain/Loss	(4,064)
Transfers Into Level 3	-*
Ending Balance	$11,824

*  Market value is less than minimum amount disclosed.

3.	Federal Income Taxes
At November 30, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim China All-Cap ETF	$56,198,054	$9,470,8399	$(8,365,901)	$1,104,938
Guggenheim China Technology ETF	77,640,160	15,638,0800	(9,330,825)	6,307,255
Guggenheim Emerging Markets Real Estate ETF	2,575,352	162,1822	(70,608)	91,574
Guggenheim Solar ETF	520,438,757	20,369,2388	(78,241,121)	(57,871,883)
Guggenheim S&P Global Water Index ETF	294,145,279	84,468,5222	(16,306,585)	68,161,937

4.	Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Bank of New York Mellon (“BNY”) acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

As of November 30, 2014, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim China All-Cap ETF	$2,986,558	$3,252,173	$-	$3,252,173
Guggenheim China Technology ETF	10,185,452	11,030,857	-	11,030,857
Guggenheim Emerging Markets Real Estate ETF	84,806	94,668	-	94,668
Guggenheim Solar ETF	142,479,488	151,760,048	-	151,760,048
Guggenheim S&P Global Water Index ETF	10,331,292	10,886,793	-	10,886,793

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2015

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2015